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AMERICAS

US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

neil.mcmurdie@us.ing.com

December 6, 2010

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      ReliaStar Life Insurance Company

Select*Life Variable Account

Prospectus Title:  FlexDesign® VUL

File Nos.:  333-69431 and 811-04208

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•         The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 2, 2010.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation